CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Comprehensive Income
Income (Loss) for the year		R$ 162,524	R$ (4,466,246)	R$ (1,098,854)
Other comprehensive income (loss)
Gain on foreign currency translation adjustments	[1]	528,770	84,361	33,354
Unrealized gains on cash flow hedge		58,865	264,311	(49)
Taxes on unrealized gains on cash flow hegde		(19,421)	(88,324)	3,758
Net other comprehensive income, to be reclassified to the statement of income in subsequent periods		568,214	260,348	37,063
Gains (Losses) on marketable securities at FVTOCI	[2]	151,182	(126,951)	(41,732)
Taxes on unrealized gains (losses) on marketable securities at FVTOCI	[2]	(48,277)	20,783	11,472
Actuarial gains (losses) on pension and post-employment plans		(218,462)	1,474	1,533
Taxes on realized gains (losses) on pension and post-employment plans		67,941	(1,147)	(19)
Net other comprehensive income (loss), with no impact into subsequent statement of income		(47,616)	(105,841)	(28,746)
Total comprehensive income (loss), net of taxes		683,122	(4,311,739)	(1,090,537)
Attributable to
Controlling shareholders		715,734	(4,363,771)	(1,223,733)
Non-controlling interest		(32,612)	52,032	133,196
Total comprehensive income (loss), net of taxes		R$ 683,122	R$ (4,311,739)	R$ (1,090,537)

[1]	All changes in other comprehensive income are presented net of taxes.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.